BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
BUSINESS COMBINATIONS
Business Combinations

On September 23, 2011, First Financial Bank completed the purchase of 16 Ohio banking centers from Liberty Savings Bank, FSB (Liberty) including $126.5 million of performing loans and $341.9 million of deposits at their estimated fair values. First Financial also acquired $3.8 million of fixed assets at estimated fair value and paid Liberty a $22.4 million net deposit premium. Assets acquired in this transaction are not subject to a loss share agreement. First Financial recorded $17.1 million of goodwill related to this acquisition.

Loans acquired in conjunction with the Liberty banking center acquisition were evaluated for impairment in accordance with FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. First Financial determined that the acquired loans were not impaired and is accounting for them under FASB ASC Topic 310-20, Receivables-Nonrefundable Fees and Costs.

On December 2, 2011, First Financial Bank completed the purchase of 22 Indiana-based retail banking centers from Flagstar Bank, FSB (Flagstar) and assumed approximately $464.7 million of deposits at their estimated fair value. First Financial also acquired $6.6 million of fixed assets at estimated fair value and paid Flagstar a $22.5 million net deposit premium. Assets acquired in this transaction are not subject to a loss share agreement. First Financial recorded $26.1 million of goodwill related to this acquisition.

The Liberty and Flagstar banking center acquisitions were accounted for in accordance with FASB ASC Topic 805, Business Combinations. Fair values are subject to refinement for up to one year after the closing date of the acquisition (the measurement period) as information relative to closing date fair values becomes available.

On July 31, 2009, First Financial Bank, N.A. (First Financial Bank), a wholly owned subsidiary of First Financial Bancorp, entered into a purchase and assumption agreement (Peoples Agreement) with the FDIC, as receiver, pursuant to which First Financial acquired certain assets and assumed substantially all of the deposits and certain liabilities of Peoples Community Bank (Peoples).

On September 18, 2009, First Financial Bank entered into separate purchase and assumption agreements (Irwin Agreements) with the FDIC, as receiver, pursuant to which First Financial acquired certain assets and assumed substantially all of the deposits and certain liabilities of Irwin Union Bank and Trust Company (Irwin Union Bank) and Irwin Union Bank, F.S.B. (Irwin FSB). Irwin Union Bank and Irwin FSB are collectively referred to herein as Irwin.

In connection with both the Peoples and Irwin acquisitions, First Financial Bank entered into loss sharing agreements with the FDIC that covers single family residential mortgage loans, commercial real estate and commercial and industrial loans, and OREO acquired through foreclosure, all of which are referred to collectively as covered assets.